Auditor's remuneration	12 Months Ended
Jun. 30, 2020
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Auditor's remuneration
35    Auditor’s remuneration

	2020	2019	2018
	US$M	US$M	US$M
Fees payable to the Group’s auditors for assurance services
Audit of the Group’s Annual Report	11.196	6.764	6.585
Audit of the accounts of subsidiaries, joint ventures and associates	1.262	5.127	5.369
Audit-related assurance services required by legislation to be provided by the auditor	1.815	1.358	1.363
Other assurance and agreed-upon procedures under legislation or contractual arrangements	2.003	1.266	10.533

Total assurance services	16.276	14.515	23.850

Fees payable to the Group’s auditors for non-assurance services
Other services	0.400	0.013	–

Total other services	0.400	0.013	–

Total fees	16.676	14.528	23.850

In FY2020, all amounts were paid to EY or EY affiliated firms. Fees are determined, and predominantly billed, in US dollars.
In each of FY2019 and FY2018, all amounts were paid to KPMG or KPMG affiliated firms, being the Group’s auditors for these financial years. Fees were determined in local currencies and predominantly billed in US dollars based on the exchange rate at the beginning of the relevant financial year.
Fees payable to the Group’s auditors for assurance services
For all periods disclosed, no fees are payable in respect of the audit of pension funds.
Audit of the Group’s Annual Report comprises fees for auditing the statutory financial report of the Group and includes audit work in relation to compliance with section 404 of the US Sarbanes-Oxley Act.
Audit-related assurance services required by legislation to be provided by the auditors mainly comprises review of half-year reports.
Other assurance services comprise assurance in respect of the Group’s sustainability reporting, economic contribution reporting, and comfort letters, and in FY2018, non-recurring fees in connection with the sale of the Onshore US oil and gas assets.
Fees payable to the Group’s auditors for other services
Other services comprise tax compliance services of US$0.269 million (2019: US$0.013 million; 2018: US$ nil) and tax advisory services of US$0.131 million (2019: US$ nil; 2018: US$ nil).